Label	Element	Value
Non-controlling interests [member]
Dividends paid to non-controlling interests	ifrs-full_DividendsPaidToNoncontrollingInterests	$ 1,000,000
Equity attributable to owners of parent [member]
Dividends paid to non-controlling interests	ifrs-full_DividendsPaidToNoncontrollingInterests	$ 1,000,000